Offerings - Offering: 1	Jul. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	10.975
Maximum Aggregate Offering Price	$ 21,950,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,360.55
Offering Note	The amount registered consists of 2,000,000 shares that initially became available for issuance under the Steelcase Inc. Incentive Compensation Plan as a result of the amendment and restatement thereof effective July 9, 2025. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional shares of Class A Common Stock to be offered or issued under the Steelcase Inc. Incentive Compensation Plan pursuant to terms that provide for a change in the amount of securities being offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per unit and the maximum offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per unit is calculated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act as the average of the high and low prices reported for a share of Class A Common Stock on the New York Stock Exchange on July 7, 2025.